August 6, 2008	Paul D. Chestovich Direct Phone: (612) 672-8305 Direct Fax: (612) 642-8305 paul.chestovich@maslon.com

Via EDGAR and Federal Express

Ms. Amanda McManus
Branch Chief - Legal
Division of Corporation Finance
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	Poker Magic, Inc. (the “Company”)
Amendment No. 2 to Registration Statement on Form 10
Filed August 6, 2008
File No. 000-53045

Dear Ms. McManus:

On behalf of the Company, with this letter we are filing an amendment to the Company’s registration statement on Form 10. This amendment is being filed in response to oral comments received from Mr. John Stickel at the Commission on April 1, 2008, asking the Company to file an amendment to its registration statement that includes audited financial information for the year ended December 31, 2007. In this amendment, we have also included other updates to the narrative portion of the Form 10, as appropriate.

From here, the Company intends to file its quarterly reports on Form 10-Q for the periods ended March 31, 2008 and June 30, 2008 within the next 30 days, and thereafter intends to begin filing periodic reports as and when the same become due. If you have any questions, you are welcome to contact me at (612) 672-8305.

Best regards, /s/ Paul D. Chestovich Paul D. Chestovich